Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets And Other Liabilities
Schedule of the composition of other assets

	2025	2024
Tax claim payments (i)	125,670	64,656
Other recoverable taxes (ii)	102,187	103,261
Prepaid expenses	9,364	7,945
Judicial deposits	9,221	13,912
Advances to third parties	3,624	7,575
Other assets	38,586	26,572
	288,652	223,921
Current assets	77,225	88,195
Non-current assets	211,427	135,726

(i) This amount mainly consists of USD 102,147 related to tax claim payments concerning withholding taxes and litigation over transfer pricing adjustments in transactions with related parties (USD 64,656 in December 2024), and — USD 20,532 related to income tax claim payments arising from the interpretation of the application of Cerro Lindo’s stability agreement for the 2018 fiscal year (USD 18,300 in December 2024). Both payments stem from ongoing legal discussions, in which the Company has not recognized any provision, but was required to "settle the payment" to continue pursuing the matters at judicial levels. The payments were made in Peruvian soles and are subject to exchange rate fluctuations against the US dollar.

(ii) Other recoverable taxes are composed mainly of tax credits related to ICMS (Tax on Circulation of Goods and Services), primarily generated from purchases. Additionally, there are PIS (Social Integration Program) and COFINS (Contribution to Social Security Financing) credits, essentially arising from the acquisition of fixed assets.

Schedule of the composition of other liabilities

	2025	2024
Advances from customers (i)	79,205	76,395
Other tax liabilities (ii)	70,292	52,978
Use of public assets	18,808	18,047
Other trade payables	18,720	20,921
Other liabilities	19,078	17,915
	206,103	186,256
Current liabilities	143,834	120,236
Non-current liabilities	62,269	66,020

(i) On December 17, 2025, the Company entered into a second commercial advance agreement with a customer, in which it agreed to sell concentrates produced by El Porvenir for twelve months period and received an advance payment of USD 50,000. The advance payment was recorded as “Other liabilities”, and the related revenues will be recognized upon delivery of the concentrates, when the corresponding performance obligations are satisfied. (As of December 31, 2024: USD 50,000 received under a similar commercial advance agreement).

(ii) Other tax liabilities are composed of various taxes arising from the Company's operations, including amounts related to COFINS, PIS and ICMS, mainly associated with routine operational activities, as well as ISS (Service Tax) applicable to service-related transactions. The balance also includes Other Taxes, Duties and Contributions, which comprise- ancillary and nonrecurring charges, together with Mining Special Tax and Fees and other regulatory charges classified as Various Taxes. Additionally, it includes amounts related to Mining Rights resulting from specific legal obligations associated with mining activities, and VAT Payable, arising from transactions subject to value-added tax in certain -jurisdiction.